Summary of principal accounting policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation
Share-based compensation	$ 2,206,480	$ 1,996,753	$ 170,446
Cost of services
Share-based compensation
Share-based compensation	255,315	203,626	14,777
Product development expenses
Share-based compensation
Share-based compensation	498,500	814,185	80,923
Sales and marketing expenses
Share-based compensation
Share-based compensation	68,978	63,387	69,137
General and administrative expenses
Share-based compensation
Share-based compensation	$ 1,383,687	$ 915,555	$ 5,609